WARRANT AGREEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 11 - WARRANT AGREEMENTS

On January 24, 2018, the Company issued an additional 55,000 warrants at a fair market value of $50,094 and with an exercise price of $1.00 per share in connection with issuance of $1,100,000 convertible promissory notes in 2017 and amended on January 24, 2018 to extend the maturity date to March 31, 2018. The Company considered if the amendment of the convertible promissory note was a debt modification or extinguishment based on the guidelines of ASC 470-50, and concluded that the amendments of the convertible promissory notes were debt modifications. The Company recorded the fair market value of the 55,000 warrants issued as a debt discount that has been fully amortized as of September 30, 2018.

On April 15, 2018, the Company issued an additional 275,000 warrants at a fair market value of $87,828 and with an exercise price of $1.00 per share in connection with issuance of $1,100,000 convertible promissory notes in 2017, amended on January 24, 2018 to extend the maturity date to March 31, 2018 and a second amendment on April 15, 2018 to extend the maturity date to May 31, 2018. In addition, the Company extended the term of the warrant agreements for one additional year for each of the convertible promissory notes. The Company considered if the amendment of the convertible promissory note was a debt modification or extinguishment based on the guidelines of ASC 470-50, and concluded that the amendments of the convertible promissory notes were debt modifications. The Company recorded the fair market value of the 275,000 warrants issued as a debt discount that has been fully amortized as of September 30, 2018.

On May 1, 2018, the Company issued 110,000 warrants at a fair market value of $27,479 and with an exercise price of $1.00 per share in connection with commission earned for the issuance of convertible promissory notes by the Company.

On July 7, 2018, the Company issued 148,644 warrants at a fair market value of $48,249 and with an exercise price of $1.00 per share in connection with the conversion of a convertible promissory note issued by the Company. As per the warrant agreement dated May 15, 2018, the Company shall issue fifty percent (50%) of the Company’s common stock shares issued upon conversion of the convertible promissory note. The convertible promissory note is to be converted into 297,288 common stock shares of the Company and as a result, 148,644 warrants were issued. As of our filing of our Form 10-Q for the quarterly period ended September 30, 2018, the company has not yet issued these common stock shares and has recorded a stock payable.

Warrants that vest at the end of a one-year period are amortized over the vesting period using the straight-line method.

The Company’s warrant activity was as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Contractual Remaining Life
Outstanding, December 31, 2017	4,752,107	2.90	4.98
Granted	588,644	1.00	2.76
Exercised	-	-	-
Forfeited/Expired	-	-	-
Outstanding, September 30, 2018	5,340,751	1.95	2.25
Exercisable at September 30, 2018	3,804,751	1.93	2.28

Range of Exercise Price	Number of Warrants	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Warrants Exercisable	Weighted Average Exercise Price
$1.00 – $7.00	5,340,751	2.25	$1.95	3,804,751	$1.93
	5,340,751	2.25	$1.95	3,804,751	$1.93

The weighted-average fair value of warrants granted to during the nine months ended September 30, 2018 and year ended December 31, 2017, and the weighted-average significant assumptions used to determine those fair values, using a Black-Scholes-Merton (“Black-Scholes”) option pricing model are as follows:

	September 30, 2018	December 31, 2017
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	2.94%	2.20%
Expected stock price volatility	146.68%	75.43%
Expected dividend payout	-	-
Expected option life (in years)	3	3
Expected forfeiture rate	0%	0%

On January 3, 2017, the Company issued 1,300,000 warrants in connection with commissions earned in relation to the Company’s Private Label Exclusive Distribution and License agreement with Red Barn Pet Products, LLC.

From May 11, 2017 to December 31, 2017, the Company issued 360,000 warrants in connection with the issuance of $1,800,000 convertible promissory notes. The warrants have an exercise price of the lower of $7.00 per share or the price per share in the Company’s latest debt or equity financing greater than $3,000,000 and a term of 3 years.

Warrants that vest at the end of a one-year period are amortized over the vesting period using the straight-line method.

The Company’s warrant activity was as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Contractual Remaining Life
Outstanding, December 31, 2016	4,392,107	1.97	6.17
Granted	1,660,000	3.08	2.62
Exercised	(1,300,000)	(3.94)	-
Forfeited/Expired	-	-	-
Outstanding, December 31, 2017	4,752,107	2.90	4.98
Exercisable at December 31, 2017	3,101,026	3.40	3.93

The change in warrant value for the year ended December 31, 2017 and 2016 was $1,181,057 and $607,906, respectively.

Range of Exercise Price	Number of Warrants	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Warrants Exercisable	Weighted Average Exercise Price
$1.00 - $7.00	4,752,107	4.98	$2.90	3,101,026	$3.40
	4,752,107	4.98	$2.90	3,101,026	$3.40

The weighted-average fair value of warrants granted to during the year ended December 31, 2017 and year ended December 31, 2016, and the weighted-average significant assumptions used to determine those fair values, using a Black-Scholes-Merton (“Black-Scholes”) option pricing model are as follows:

	December 31, 2017	December 31, 2016
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	1.92%	1.83%
Expected stock price volatility	84.43%	84.42%
Expected dividend payout	-	-
Expected option life (in years)	3	3
Expected forfeiture rate	0%	0%